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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-82729



                                                             March 24, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO]





                        SUPPLEMENT DATED MARCH 24, 2003

           TO THE PROSPECTUS OF MORGAN STANLEY NEXT GENERATION TRUST

                           Dated September 30, 2002



The Prospectus dated September 30, 2002 is hereby amended as follows:

1. Footnote 5 in the "Annual Fund Operating Expenses" table in the section of the Prospectus titled "THE FUND--Fees and Expenses" is hereby deleted and replaced by the following:

       5 The Investment Manager has agreed to assume all operating expenses
        (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement until such time as the Fund has $50 million in net assets or until December 31, 2003, whichever occurs first. The expenses and fees disclosed above do not reflect the assumption of any expenses or the waiver of any compensation by the Investment Manager. Taking the waiver/assumption of expenses into account, the total operating expenses of Class A, Class B, Class C and Class D would have been 1.76%, 2.52%, 2.49% and 1.52%, respectively.

2. The following paragraph is hereby added after the last paragraph in the section of the Prospectus titled "THE FUND--Fund Management":

       The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement until such time as the Fund has $50 million of net assets or until December 31, 2003, whichever occurs first.


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                                                             March 24, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO]




                        SUPPLEMENT DATED MARCH 24, 2003

TO THE STATEMENT OF ADDITIONAL INFORMATION OF MORGAN STANLEY NEXT GENERATION
                                     TRUST

                           Dated September 30, 2002


The last sentence of the second paragraph in the section of the Statement of Additional Information titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES--A. Investment Manager" is deleted and replaced by the following:

     The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement with the Fund until such time as the Fund has $50 million in net assets or until December 31, 2003, whichever occurs first.